Exchange Rate Differences on Gold and Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 8,690,613	$ 5,810,359	$ 5,351,615
For Purchase sale of foreign currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	12,644,347	9,213,575	4,527,072
For Valuation of Assets and Liabilities in Foreign Currency [member]
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ (3,953,734)	$ (3,403,216)	$ 824,543